FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M
                        Supplement dated July 15, 2005 to
                         Prospectus dated April 29, 2005


On July 15, 2005, Fidelity Security Life Insurance Company ("Fidelity Security") substituted shares of the portfolios of Investors Mark Series Fund, Inc. ("Existing Funds") with shares of certain series of registered investment companies ("Replacement Funds"). The substitutions were as set forth below.

------------------------------------------------------- -----------------------------------------------------
                    EXISTING FUND                                         REPLACEMENT FUND
           Investors Mark Series Fund, Inc.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Money Market Portfolio                                  Federated Prime Money Fund II of Federated
                                                        Insurance Series
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Small Cap Equity Portfolio                              Emerging Leaders Portfolio of Dreyfus Investment
                                                        Portfolios
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Large Cap Growth Portfolio                              Equity Growth Portfolio of The Universal
                                                        Institutional Funds, Inc.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Growth & Income Portfolio                               Growth and Income Portfolio of Lord Abbett Series
                                                        Fund, Inc.
------------------------------------------------------- -----------------------------------------------------

For at least 30 days following the substitutions, you may transfer your contract value out of the variable investment option funded by a Replacement Fund as a result of the substitutions to another available variable investment option without any limitation or charge being imposed and without the transfer counting toward the number of free transfers permitted under your contract.

A complete list of all variable investment options that are available under your contract is set forth in the prospectus. Should you have any questions, please feel free to call us at 1-800-648-8624, Ext. 106.